Jordan K. Thomsen Vice President, Corporate Counsel Pruco Life Insurance Company 213 Washington Street Newark, NJ 07102 (973) 802-4193 jordan.thomsen@prudential.com

June 8, 2022

Alberto H. Zapata, Esq. Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management - Disclosure Review and Accounting Office
100 F Street NE
Washington, DC 20549

Re:	Initial Registration Statement Filing on Form S-3 Pruco Life Insurance Company (Registrant)

Mr. Zapata:

Enclosed for filing on behalf of the above-referenced Registrant is an initial Registration Statement on Form S-3. The purpose of the S-3 filing is to register Pruco Life Insurance Company’s Index Strategies, index-linked investment options available with the Prudential FlexGuard® Life IVUL contract.

The Index Strategies limit the participation in both the positive and negative performance of the return of an underlying index. We are also filing an initial Registration Statement for this contract on Form N-6 on behalf of Pruco Life Variable Universal Account.

If you have any questions, please call me at (973) 204-3146.

Respectfully yours,

/s/ Jordan K. Thomsen	June 8, 2022

Jordan K. Thomsen Vice President and Corporate Counsel Pruco Life Insurance Company	Date

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